UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Banc of America Funding Corporation
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__X__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from
January 1, 2009       to       December 31, 2011.

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer:    ______________________

Central Index Key Number of securitizer:  0000934377

Ketan Parekh,  646.855.1241
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [   ]

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o	For Initial Filing Period - Securitizer has repurchase activity to report for the initial period pursuant to Rule 15Ga-1(c)(1). Footnote 2(A) was revised. No other changes were made.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

o	For Initial Filing Period – N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

o	For Initial Filing Period – N/A

ITEM 2.01 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G/A:

ABS-15G Table

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Funding Corporation
Depositor

By:     /s/ Ketan Parekh
Name:    Ketan Parekh
Title:      Senior Vice President
(Senior Officer in Charge of Securitization)